Assets and Liabilities - Financial Assets and Liabilities - Changes in Liabilities Arising from Accrued Discounts and Rebates (Details) kr in Thousands	12 Months Ended
Dec. 31, 2021 DKK (kr)
Changes In Liabilities Arising From Financing Activities Line Item
Accruals	kr 36,193
Ending balance	36,193
Accrued Discounts and Rebates
Changes In Liabilities Arising From Financing Activities Line Item
Accruals	36,193
Ending balance	kr 36,193